Income Taxes - narratives (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Unrecognized tax benefits	$ 11,061	$ 7,270	$ 4,989
Accrued interest associated with uncertain tax	0
Accrued penalties associated with uncertain tax	$ 0